EQUITY - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2022 Year $ / shares	Dec. 31, 2021 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	0.00%	0.00%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.3	$ 45
Expected life of share options | Year	4	3
Volatility	77.04%	80.61%
Annual risk-free rate	1.43%	0.52%
Share price	$ 2.3	$ 45
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 27.3	$ 101.2
Expected life of share options | Year	5	4
Volatility	107.03%	83.68%
Annual risk-free rate	3.85%	0.77%
Share price	$ 27.3	$ 345.5